Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2019	2018
Gold bullion	$26.2	$27.8
Prepaid expenses	17.5	5.4
Stream ounces inventory	4.4	—
Debt issue costs	0.7	0.1
	$48.8	$33.3